Goodwill And Other Intangibles (Amortization Expense Of Intangible Assets) (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Goodwill And Other Intangibles [Abstract]
Amortization expense related to intangible assets	$ 32	$ 31	$ 34